Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule of Intangible Assets [Abstract]
AGM domain name	$ 14,800	$ 14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(6,907)	(6,167)
Total intangible assets, net	$ 7,893	$ 8,633